Debt - Summary of Carrying Value of Convertible Notes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Gross proceeds			$ 201,250
Amortization of debt discount and debt issuance costs	$ 8,714	$ 7,805	$ 4,826
Carrying value 2024 Convertible Notes	153,413	$ 144,879
2024 Convertible Notes [Member]
Debt Instrument [Line Items]
Gross proceeds	201,250
Gross proceeds, Portion of proceeds allocated to equity component (additional paid-in capital)	(64,541)
Debt issuance costs	(6,470)
Debt issuance costs, Portion of issuance costs allocated to equity component (additional paid-in capital)	2,075
Amortization of debt discount and debt issuance costs	21,099
Carrying value 2024 Convertible Notes	$ 153,413